SHARE-BASED COMPENSATION - Schedule of Non-vested RSU Activities (Details) - Restricted share units	6 Months Ended
Jun. 30, 2025 $ / shares shares
SHARE-BASED COMPENSATION
Numbers of shares, Outstanding | shares	5,377,416
Granted | shares	269,100
Vested | shares	(655,676)
Forfeited | shares	(523,183)
Numbers of shares, Outstanding | shares	4,467,657
Weighted average grant date fair value, Outstanding | $ / shares	$ 0.75
Weighted average grant date fair value, Granted | $ / shares	0.53
Weighted average grant date fair value, Vested | $ / shares	1.55
Weighted average grant date fair value, Forfeited | $ / shares	1.36
Weighted average grant date fair value, Outstanding | $ / shares	$ 0.54